SIGNIFICANT ACCOUNTING POLICIES - Future Accounting Policy Changes (Details)	12 Months Ended
Dec. 31, 2017 property
Future Accounting Policy Changes IFRS 16, Leases
Number of investment properties located on land that is leased	2